Exhibit 99.11

Client Name:
Client Project Name:	OBX 2022-NQM3
Start - End Dates:	10/31/2021 - 12/20/2021
Deal Loan Count:	225

Conditions Report 2.0

Loans in Report:	225
Loans with Conditions:	130

2 - Total Active Conditions
2 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Assets
1 - Compliance Review Scope
1 - Category: Texas Home Equity
167 - Total Satisfied Conditions

24 - Credit Review Scope
9 - Category: Application
3 - Category: Assets
1 - Category: DTI
2 - Category: Income/Employment
2 - Category: Insurance
7 - Category: Terms/Guidelines
114 - Property Valuations Review Scope
114 - Category: Appraisal
29 - Compliance Review Scope
1 - Category: Federal Consumer Protection
4 - Category: Right of Rescission
1 - Category: State High Cost
23 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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